Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from Contracts with Customers
17.
Revenue from Contracts with Customers

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

(In thousand Euros)	June 30, 2026	June 30, 2025
Sales of goods	42,862	64,225
Sales of services	10,756	11,706
Total	53,618	75,931

Sales by country are broken down in Note 7 to the financial statements.

There is no individual customer exceeding 10% of the total revenues during the six months period ended June 30, 2026 and 2025.

Service revenue includes mainly installations services, software operation and maintenance.

The sale of installation services is always made in combination with the sale of a charger, although they are considered distinct performance obligations. Delivery of the charger and the installation services do not always happen at the same time, leading, in some cases, to chargers being delivered to customers with the installation pending. In this scenario, a contract liability is recognized when invoicing both services prior to rendering the installation services.

A contract liability and long term deferred income are recognized if a payment is received or if a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. These contract liabilities and long term deferred income are mainly related to the contracts for extended warranties to the clients. Contract liabilities and long term deferred income are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).

As of June 30, 2026, the Company received Euros 10,680 thousand from the sale of carbon credits generated in the Canadian market through electric vehicle charging sessions using chargers sold by the Company in the market (Euros 3,403 thousand as of December 31, 2025). In accordance with applicable regulations, the Company is required to reinvest the amounts received within the next two years in the electric sector. The Company intends to satisfy this requirement by providing incremental discounts to customers on future charger sales. Consequently, a liability has been recognized in respect of unfulfilled performance obligation under " Long-term deferred income" and "Contract liabilities" in the balance sheet. As of June 30, 2026, there is a balance pending allocation to revenue of Euros 13,013 thousand classified as a long term (Euros 1,425 thousand as of December 31, 2025), and Euros 454 thousand classified as short-term (Euros 1,201 thousand as of December 31, 2025.)